BORROWINGS - US$1.05 BILLION BOND (Details) R in Millions, $ in Millions		12 Months Ended
	Jun. 27, 2017 USD ($)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)	Dec. 31, 2017 USD ($)	Dec. 09, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans raised		R 69,593.8	R 17,280.5	R 1,552.0
Interest charge		2,091.9	427.5	247.9
Unwinding of amortised cost		251.8	141.4	102.3
Balance at end of period		25,649.5	R 8,973.8	R 3,803.6
Stillwater bridge facility
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $						$ 2,650
Loans raised		34,000.3
Foreign currency translation		(181.8)
US$1.05 billion Bond
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 1,050				$ 1,050
Loans raised		13,109.5
Interest charge		478.1
Accrued interest paid		(431.5)
Unwinding of amortised cost		29.7
Foreign currency translation		(588.1)
Balance at end of period		R 12,597.7
6.125% Senior Notes due 2022
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 500
Interest rate (as a percent)	6.125%
Debt term	5 years
7.125% Senior Notes due 2025
Disclosure of detailed information about borrowings [line items]
Face amount of debt | $	$ 550
Interest rate (as a percent)	7.125%
Debt term	8 years